Note 1 - Organization (Details Textual) $ in Thousands		6 Months Ended	12 Months Ended		145 Months Ended
	Mar. 10, 2023	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
Revenue from Contract with Customer, Excluding Assessed Tax					$ 0
Increase (Decrease) in Accounts Payable			$ 537	$ (5,035)
Deferred Debt Issuance Cost, Writeoff			0	365
Net Cash Provided by (Used in) Operating Activities			(19,458)	(21,225)
Retained Earnings (Accumulated Deficit)			$ (149,795)	(122,897)	$ (149,795)
Credit Memo [Member]
Increase (Decrease) in Accounts Payable		$ 1,100		(1,100)
Deferred Debt Issuance Cost, Writeoff				360
Other Nonoperating Income				$ 740
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	30